Significant related party transactions - Schedule of Related Parties Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Consulting and management fee revenue	$ 0	$ 814,087	$ 2,854,869
Kellplant Proprietary Ltd
Disclosure of transactions between related parties [line items]
Consulting and management fee revenue	0	129,680	1,510,830
Kelltechnology South Africa (RF) Proprietary Ltd
Disclosure of transactions between related parties [line items]
Consulting and management fee revenue	$ 0	$ 684,407	$ 1,344,039